UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-03481

General Municipal Money Market Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	11/30/2021

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus National Municipal Money Market Fund

ANNUAL REPORT

November 30, 2021

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus National Municipal Money Market Fund from June 1, 2021 to November 30, 2021. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended November 30, 2021

	Wealth Shares	Service Shares	Premier Shares
Expenses paid per $1,000†	$.45	$.45	$.35
Ending value (after expenses)	$1,000.10	$1,000.10	$1,000.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended November 30, 2021

	Wealth Shares	Service Shares	Premier Shares
Expenses paid per $1,000†	$.46	$.46	$.36
Ending value (after expenses)	$1,024.62	$1,024.62	$1,024.72
†

Expenses are equal to the fund’s annualized expense ratio of .09% for Wealth Shares, .09% for Service Shares and .07% for Premier Shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
November 30, 2021

Short-Term Investments - 99.4%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Alabama - 5.1%
Mobile County Industrial Development Authority, Revenue Bonds (SSAB Alabama) (LOC; Swedbank AB) Ser. A	0.09	12/7/2021	37,600,000	[a]	37,600,000
Tender Option Bond Trust Receipts (Series 2020-XG0301), (Huntsville Health Care Authority, Revenue Bonds (Insured; Assured Guarantee Municipal Corp.) (Liquidity Agreement; Bank of America NA & LOC; Bank of America NA)), Trust Maturity Date 6/1/2050	0.09	12/7/2021	3,675,000	[a,b,c]	3,675,000
				41,275,000
Arizona - 2.6%
Tender Option Bond Trust Receipts (Series 2016-XF2944), (Pima County Industrial Development Authority, Revenue Bonds, Refunding, (LOC; Barclays Bank PLC) Ser. A), Trust Maturity Date 4/1/2051	0.08	12/7/2021	5,210,000	[a,b,c]	5,210,000
Tender Option Bond Trust Receipts (Series 2016-XM0304), (Mesa, Revenue Bonds (Liquidity Agreement; Royal Bank of Canada)), Trust Maturity Date 1/1/2022	0.11	12/7/2021	10,135,000	[a,b,c]	10,135,000
Tender Option Bond Trust Receipts (Series 2020-YX1154), (Phoenix Civic Improvement Corp. Airport, Revenue Bonds (Liquidity Agreement; Barclays Bank PLC (LOC; Barclays Bank PLC)), Trust Maturity Date 7/1/2049	0.10	12/7/2021	3,120,000	[a,b,c]	3,120,000
Tender Option Bond Trust Receipts (Series 2021-XF2941), (Arizona Industrial Development Authority Educational Facility, Revenue Bonds (Colorado Military Academy Project) (LOC; Mizuho Capital Markets) Ser. A), Trust Maturity Date 12/15/2045	0.18	12/7/2021	2,335,000	[a,b,c]	2,335,000
				20,800,000
California - 6.9%
Alameda County Industrial Development Authority, Revenue Bonds (JMS Family Partnership) (LOC; Wells Fargo Bank NA) Ser. A	0.20	12/7/2021	1,330,000	[a]	1,330,000

STATEMENT OF INVESTMENTS (continued)

Short-Term Investments - 99.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
California - 6.9% (continued)
California Economic Development Financing Authority, Revenue Bonds (Industrial Development-Killion Inds Project) (LOC; Union Bank of CA NA)	0.09	12/7/2021	2,385,000	[a]	2,385,000
California Enterprise Development Authority, Revenue Bonds (LOC; Wells Fargo Bank NA)	0.13	12/7/2021	2,000,000	[a]	2,000,000
California Infrastructure & Economic Development Bank, Revenue Bonds (M.A. Silva Corks USA Project) (LOC; Bank of America NA)	0.11	12/7/2021	700,000	[a]	700,000
California Infrastructure & Economic Development Bank, Revenue Bonds (Starter & Alternator Exchange Project) (LOC; U.S. Bank NA)	0.12	12/7/2021	5,000,000	[a]	5,000,000
California Infrastructure & Economic Development Bank, Revenue Bonds (Surtec Project) (LOC; Wells Fargo Bank NA) Ser. A	0.15	12/7/2021	1,000,000	[a]	1,000,000
California Pollution Control Financing Authority, Revenue Bonds (A&M Farms Project) (LOC; CoBank ACB)	0.09	12/7/2021	1,300,000	[a]	1,300,000
California Pollution Control Financing Authority, Revenue Bonds (Desert Properties Project) (LOC; MUFG Union Bank NA) Ser. B	0.13	12/7/2021	1,700,000	[a]	1,700,000
California Pollution Control Financing Authority, Revenue Bonds (JDS Ranch Project) (LOC; CoBank ACB)	0.09	12/7/2021	2,350,000	[a]	2,350,000
California Pollution Control Financing Authority, Revenue Bonds (John B. & Ann M. Verwey Project) (LOC; CoBank ACB)	0.09	12/7/2021	3,400,000	[a]	3,400,000
California Statewide Communities Development Authority, Revenue Bonds (Avian Glen Apartments Project) (LOC; Citibank NA) Ser. OO	0.16	12/7/2021	105,000	[a]	105,000
California Statewide Communities Development Authority, Revenue Bonds (Olen Jones Senior Apartments Community) (LOC; Citibank NA) Ser. BB	0.11	12/7/2021	595,000	[a]	595,000

Short-Term Investments - 99.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
California - 6.9% (continued)
Los Angeles California Municipal Improvement Corp., CP, Ser. A2	0.09	12/7/2021	3,300,000		3,300,000
Los Angeles Industrial Development Authority, Revenue Bonds (Megatoys Project) (LOC; East West Bank)	0.10	12/7/2021	3,000,000	[a]	3,000,000
Riverside County Industrial Development Authority, Revenue Bonds (Universal Forest Products Western Division) (LOC; JPMorgan Chase Bank NA)	0.11	12/7/2021	2,300,000	[a]	2,300,000
San Bernardino County California Transportation Authority, CP, Ser. A	0.11	1/6/2022	4,380,000		4,380,000
San Diego Housing Authority, Revenue Bonds (Studio 15 Housing Partners) (LOC; Citibank NA) Ser. B	0.11	12/7/2021	3,085,000	[a]	3,085,000
San Francisco City & County Housing Authority, Revenue Bonds, Refunding (Valencia Gardens Housing) (LOC; Citibank NA)	0.09	12/7/2021	2,090,000	[a]	2,090,000
San Francisco City & County Redevelopment Agency, Revenue Bonds (Maria Manor Apartments) (LOC; Citibank NA) Ser. F	0.10	12/7/2021	825,000	[a]	825,000
San Jose, Revenue Bonds (Pollard Plaza Apartments) Ser. D	0.12	12/7/2021	4,500,000	[a]	4,500,000
Tender Option Bond Trust Receipts (Series 2018-XF2615), (California Municipal Finance Authority, Revenue Bonds (LINX APM Project) (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC)), Trust Maturity Date 12/31/2047	0.17	12/7/2021	10,460,000	[a,b,c]	10,460,000
				55,805,000
Colorado - .7%
Colorado Health Facilities Authority, Revenue Bonds (Liquidity Agreement; Citibank NA) Ser. 2015-XM0054	0.08	12/7/2021	5,575,000	[a,b]	5,575,000
Florida - 3.2%
Collier County Housing Finance Authority, Revenue Bonds (Summer lakes Phase II) (LOC; Citibank NA)	0.08	12/7/2021	4,445,000	[a]	4,445,000

STATEMENT OF INVESTMENTS (continued)

Short-Term Investments - 99.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Florida - 3.2% (continued)
Florida Housing Finance Corp., Revenue Bonds (LOC; Truist Bank) Ser. K1	0.10	12/7/2021	4,565,000	[a]	4,565,000
Miami-Dade County Aviation, CP, Ser. 2021	0.12	12/9/2021	2,000,000		2,000,000
Orange County Housing Finance Authority, Revenue Bonds (Marbella Cove ll) (LOC; JPMorgan Chase Bank NA) Ser. B	0.10	12/7/2021	4,185,000	[a]	4,185,000
Sunshine St. Government Financing Commission, CP, Ser. H	0.12	2/9/2022	7,000,000		7,000,000
Tender Option Bond Trust Receipts (Series 2020-XG0281), (Escambia County Healthcare Facilities, Revenue Bonds, Refunding (Liquidity Agreement; Bank of America NA & LOC; Bank of America N.A.) Ser. A), Trust Maturity Date 8/15/2050	0.09	12/7/2021	3,590,000	[a,b,c]	3,590,000
				25,785,000
Georgia - 1.7%
RBC Municipal Products Trust, Revenue Bonds (LOC; Royal Bank of Canada) Ser. E-107	0.10	12/7/2021	5,000,000	[a,b]	5,000,000
Tender Option Bond Trust Receipts (Series 2019-XG0256), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle 3&4 Project J Bonds) (Liquidity Agreement; Bank of America NA & LOC; Bank of America NA)), Trust Maturity Date 1/1/2059	0.10	12/7/2021	5,500,000	[a,b,c]	5,500,000
Tender Option Bond Trust Receipts (Series 2021-XL0188), (Municipal Electric Authority, Revenue Bonds, Refunding (Subordinate Project) (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC) Ser. A)), Trust Maturity Date 1/1/2051	0.09	12/7/2021	3,375,000	[a,b,c]	3,375,000
				13,875,000
Illinois - 5.3%
Aurora II, Revenue Bonds, Refunding (Aurora University) (LOC; BMO Harris Bank NA)	0.06	12/7/2021	5,685,000	[a]	5,685,000

Short-Term Investments - 99.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Illinois - 5.3% (continued)
Channahon II, Revenue Bonds (Morris Hospital Obligated Group) (LOC; U.S. Bank NA)	0.05	12/7/2021	75,000	[a]	75,000
Illinois Development Finance Authority, Revenue Bonds (Wheaton Academy Project) (LOC; BMO Harris Bank NA)	0.10	12/7/2021	9,000,000	[a]	9,000,000
Illinois Finance Authority, Revenue Bonds, Refunding (Marwen Foundation Project) (LOC; Northern Trust Company)	0.09	12/7/2021	3,810,000	[a]	3,810,000
Tender Option Bond Trust Receipts (Series 2015-XM0078), (Illinois Toll Highway Authority, Revenue Bonds (Liquidity Agreement; Royal Bank of Canada)), Trust Maturity Date 7/1/2023	0.11	12/7/2021	10,365,000	[a,b,c]	10,365,000
Tender Option Bond Trust Receipts (Series 2015-ZM0120), (Illinois Toll Highway Authority, Revenue Bonds), Trust Maturity Date 7/1/2023	0.11	12/7/2021	6,230,000	[a,b,c]	6,230,000
Tender Option Bond Trust Receipts (Series 2018-XM0686), (Chicago O'Hare International Airport, Revenue Bonds (Liquidity Agreement; Bank of America NA & LOC; Bank of America NA)), Trust Maturity Date 1/1/2052	0.13	12/7/2021	4,680,000	[a,b,c]	4,680,000
Tender Option Bond Trust Receipts (Series 2020-XL0145), (Chicago Transit Authority, Revenue Bonds, Refunding) (LOC; Barclays Bank PLC) Ser. A), Trust Maturity Date 12/1/2055	0.09	12/7/2021	3,425,000	[a,b,c]	3,425,000
				43,270,000
Indiana - .1%
Crawfordsville, Revenue Bonds (Autumn Woods Phase II) (LOC; Federal Home Loan Bank) Ser. B	0.19	12/7/2021	600,000	[a]	600,000
Iowa - .4%
Iowa Finance Authority, Revenue Bonds (MidAmerican Energy) Ser. B	0.11	12/7/2021	1,000,000	[a]	1,000,000
Iowa Finance Authority, Revenue Bonds (YMCA & Rehabilitation Center Project) (LOC; Bank of America NA)	0.12	12/7/2021	1,885,000	[a]	1,885,000
				2,885,000

STATEMENT OF INVESTMENTS (continued)

Short-Term Investments - 99.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Kentucky - .0%
Lexington-Fayette Urban County Government, Revenue Bonds, Refunding (Liberty Ridge Senior Living) (LOC; Traditional Bank)	0.19	12/7/2021	300,000	[a]	300,000
Louisiana - 2.5%
Caddo-Bossier Parishes Port Commission, Revenue Bonds (Oakley Louisiana Project) (LOC; Bank of America NA)	0.09	12/7/2021	1,450,000	[a]	1,450,000
Louisiana Housing Corp., Revenue Bonds (Arbor Place Apartments Project) (LOC; Federal Home Loan Mortgage Corp.)	0.15	12/7/2021	6,855,000	[a]	6,855,000
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds (Honeywell International Project)	0.23	12/7/2021	6,000,000	[a]	6,000,000
Tender Option Bond Trust Receipts (Series 2020-XF1202), (Louisiana Public Facilities Authority, Revenue Bonds, Refunding (Ochsner Clinic Foundation Project) (Liquidity Agreement; Toronto-Dominion Bank & LOC; Toronto-Dominion Bank)), Trust Maturity Date 5/15/2049	0.10	12/7/2021	5,740,000	[a,b,c]	5,740,000
				20,045,000
Maryland - 3.3%
Bel Air, Revenue Bonds (The Harford Day School) (LOC; Truist Bank)	0.14	12/7/2021	2,715,000	[a]	2,715,000
Maryland Community Development Administration, Revenue Bonds, Ser. J	0.08	12/7/2021	2,250,000	[a]	2,250,000
Maryland Economic Development Corp., Revenue Bonds (Blind Industries & Services of Maryland) (LOC; Bank of America NA)	0.08	12/7/2021	3,150,000	[a]	3,150,000
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (Stella Maris) (LOC; M&T Bank)	0.15	12/7/2021	12,740,000	[a,b]	12,740,000

Short-Term Investments - 99.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Maryland - 3.3% (continued)
Tender Option Bond Trust Receipts (Series 2019-XF2832), (Maryland Economic Development Corp., Revenue Bonds (N Wolfe Street LLC Project) (Liquidity Agreement; Mizuho Capital Markets LLC & LOC; Mizuho Capital Markets LLC)), Trust Maturity Date 7/1/2037	0.18	12/7/2021	2,000,000	[a,b,c]	2,000,000
Tender Option Bond Trust Receipts (Series 2021-XG0332), (Maryland Department of Housing & Community Development, Revenue Bonds (Liquidity Agreement; Bank of America NA) Ser. B), Trust Maturity Date 9/1/2043	0.08	12/7/2021	3,470,000	[a,b,c]	3,470,000
				26,325,000
Massachusetts - 1.1%
Norfolk County, BAN, Refunding	2.00	1/28/2022	1,000,000		1,002,830
Tender Option Bond Trust Receipts (Series 2018-XL0073), (Massachusetts Port Authority, Revenue Bonds, Refunding (Liquidity Agreement; JPMorgan Chase Bank NA)), Trust Maturity Date 7/1/2024	0.12	12/7/2021	8,100,000	[a,b,c]	8,100,000
				9,102,830
Michigan - 5.2%
Michigan Housing Development Authority, Revenue Bonds (LOC; Federal Home Loan Bank)	0.11	12/7/2021	7,185,000	[a]	7,185,000
Tender Option Bond Trust Receipts (Series 2018 XF0686), (Michigan Finance Authority, Revenue Bonds (Charter County of Wayne Criminal Justice Center) (Insured; State Aid Withholding) (Liquidity Agreement; Royal Bank of Canada)), Trust Maturity Date 11/1/2040	0.10	12/7/2021	23,100,000	[a,b,c]	23,100,000
Tender Option Bond Trust Receipts (Series 2020-XF1203), (Michigan Finance Authority, Revenue Bonds (Liquidity Agreement; Royal Bank of Canada)), Trust Maturity Date 5/1/2028	0.10	12/7/2021	4,000,000	[a,b,c]	4,000,000

STATEMENT OF INVESTMENTS (continued)

Short-Term Investments - 99.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Michigan - 5.2% (continued)
Tender Option Bond Trust Receipts (Series 2020-XG0288), (Grand Rapids Michigan Water Supply Systems, Revenue Bonds (Liquidity Agreement; Credit Suisse)), Trust Maturity Date 2/1/2028	0.09	12/7/2021	5,815,000	[a,b,c]	5,815,000
Tender Option Bond Trust Receipts (Series 2021-XM0934), (Michigan Finance Authority, Revenue Bonds (Liquidity Agreement; Royal Bank of Canada)), Trust Maturity Date 11/1/2028	0.10	12/7/2021	2,000,000	[a,b,c]	2,000,000
				42,100,000
Minnesota - 1.4%
Swift County, Revenue Bonds (Riverview Project) (LOC; Agcountry Farm Credit)	0.10	12/7/2021	10,000,000	[a]	10,000,000
Waite Park, Revenue Bonds (McDowall Company Project) (LOC; Bremer Bank)	0.23	12/7/2021	1,050,000	[a]	1,050,000
				11,050,000
Missouri - 2.5%
RBC Municipal Products Trust, Revenue Bonds, Refunding (LOC; Royal Bank of Canada) Ser. C16	0.11	12/7/2021	9,000,000	[a,b]	9,000,000
St. Charles County Industrial Development Authority, Revenue Bonds, Refunding (Casalon Apartments Project) (Insured; Federal National Mortgage Association) (LOC; Federal National Mortgage Association)	0.10	12/7/2021	4,455,000	[a]	4,455,000
Tender Option Bond Trust Receipts (Series 2020-XG0300), (Missouri Health & Educational Facilities Authority, Revenue Bonds (Liquidity Agreement; Bank of America NA & LOC; Bank of America NA)), Trust Maturity Date 6/1/2053	0.09	12/7/2021	3,800,000	[a,b,c]	3,800,000
Tender Option Bond Trust Receipts (Series 2020-YX1159), (Kansas City Missouri Industrial Development Authority Airport, Revenue Bonds (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC) Ser. B), Trust Maturity Date 3/1/2046	0.10	12/7/2021	3,170,000	[a,b,c]	3,170,000
				20,425,000

Short-Term Investments - 99.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Nebraska - 1.4%
Lincoln Nebraska Electric, CP, Ser. 95	0.11	1/18/2022	3,300,000		3,300,000
Omaha Public Power District, CP, Ser. A	0.11	1/18/2022	8,000,000		8,000,000
				11,300,000
Nevada - 2.2%
Clark County Department of Aviation, Revenue Bonds, Refunding (LOC; Sumitomo Mitsui Banking) Ser. C3	0.07	12/7/2021	13,100,000	[a]	13,100,000
Nevada Department of Business & Industry, Revenue Bonds, Ser. A	0.25	2/1/2022	5,000,000	[b]	5,000,000
				18,100,000
New Jersey - 1.9%
New Jersey, BAN, Refunding, Ser. A	1.50	1/12/2022	1,565,000		1,567,363
New Jersey Economic Development Authority, Revenue Bonds (MZR Real Estate Project) (LOC; Wells Fargo Bank NA)	0.20	12/7/2021	2,980,000	[a]	2,980,000
New Jersey Economic Development Authority, Revenue Bonds (MZR Real Estate Project) (LOC; Wells Fargo Bank NA) Ser. A	0.20	12/7/2021	2,845,000	[a]	2,845,000
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Refunding (LOC; Citibank NA) Ser. 5	0.07	12/7/2021	2,100,000	[a]	2,100,000
RIB Floaters Trust, Revenue Bonds (Liquidity Agreement; Barclays Bank PLC) Ser. 2018-020	0.10	12/7/2021	4,100,000	[a,b]	4,100,000
Tender Option Bond Trust Receipts (Series 2020-XF0957), (New Jersey Higher Education Assistance Authority, Revenue Bonds (LOC; Royal Bank of Canada) Ser. C), Trust Maturity Date 6/1/2044	0.12	12/7/2021	715,000	[a,b,c]	715,000
Tender Option Bond Trust Receipts (Series 2020-ZF0959), (New Jersey Higher Education Assistance Authority, Revenue Bonds (LOC; Royal Bank of Canada) Ser. C), Trust Maturity Date 6/1/2044	0.12	12/7/2021	1,130,000	[a,b,c]	1,130,000
				15,437,363

STATEMENT OF INVESTMENTS (continued)

Short-Term Investments - 99.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 10.2%
Albany Industrial Development Agency, Revenue Bonds (Renaissance Corp. of Albany Project) (LOC; M&T Bank)	0.15	12/7/2021	2,505,000	[a]	2,505,000
Amherst Development Corp., Revenue Bonds, Refunding (Asbury Pointe Obligated Group) (LOC; M&T Bank) Ser. A	0.15	12/7/2021	1,800,000	[a]	1,800,000
Irvington Union Free School District, BAN (Insured; State Aid Withholding)	1.00	12/15/2021	3,100,000		3,101,006
Monroe County Industrial Development Corp., Revenue Bonds (Robert Weslayan College Project) (LOC; M&T Bank) Ser. A	0.16	12/7/2021	3,110,000	[a]	3,110,000
Nassau County Industrial Development Agency, Revenue Bonds (Rockville Centre Housing Associates Project) (LOC; M&T Bank) Ser. A	0.29	12/7/2021	8,025,000	[a]	8,025,000
New York City, GO (LOC; TD Bank NA) Ser. D4	0.03	12/1/2021	3,000,000	[a]	3,000,000
New York City Capital Resources Corp., Revenue Bonds (WytheHotel Project) (LOC; M&T Bank)	0.27	12/7/2021	7,500,000	[a]	7,500,000
New York City Housing Development Corp., Revenue Bonds (201 Pearl Street) (LOC; Federal National Mortgage Association) Ser. A	0.06	12/7/2021	3,960,000	[a]	3,960,000
New York City Industrial Development Agency, Revenue Bonds (Novelty Crystal Corp.) (LOC; TD Bank NA)	0.50	12/7/2021	2,955,000	[a]	2,955,000
New York City Industrial Development Agency, Revenue Bonds (Spence-Chapin Services Project) (LOC; TD Bank NA)	0.22	12/7/2021	2,800,000	[a]	2,800,000
Onondaga County Industrial Development Agency, Revenue Bonds (ICM Controls Corp. Project) (LOC; M&T Bank)	0.29	12/7/2021	890,000	[a]	890,000
Rensselaer County Industrial Development Agency, Revenue Bonds (The Sage Colleges Project) (LOC; M&T Bank) Ser. A	0.15	12/7/2021	3,340,000	[a]	3,340,000

Short-Term Investments - 99.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 10.2% (continued)
Tender Option Bond Trust Receipts (Series 2018-XM0700), (Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding (Liquidity Agreement; Toronto-Dominion Bank)), Trust Maturity Date 2/15/2039	0.09	12/7/2021	4,500,000	[a,b,c]	4,500,000
Tender Option Bond Trust Receipts (Series 2020-XF0938), (Port Authority of New York & New Jersey, Revenue Bonds (Liquidity Agreement; JPMorgan Chase Bank NA) Ser. 218), Trust Maturity Date 11/1/2027	0.09	12/7/2021	5,000,000	[a,b,c]	5,000,000
Tender Option Bond Trust Receipts (Series 2020-XF0947), (New York State Power Authority, Revenue Bonds, Refunding (Liquidity Agreement; Toronto-Dominion Bank) Ser. A), Trust Maturity Date 11/15/2050	0.08	12/7/2021	6,250,000	[a,b,c]	6,250,000
Tender Option Bond Trust Receipts (Series 2020-XF0989), (Port Authority of New York & New Jersey, Revenue Bonds (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 7/15/2060	0.14	12/7/2021	6,235,000	[a,b,c]	6,235,000
Tender Option Bond Trust Receipts (Series 2020-ZF0983), (Port Authority of New York & New Jersey, Revenue Bonds (Liquidity Agreement; JPMorgan Chase Bank NA) Ser. 221), Trust Maturity Date 7/15/2028	0.09	12/7/2021	845,000	[a,b,c]	845,000
Tender Option Bond Trust Receipts (Series 2020-ZF0984), (Port Authority of New York & New Jersey, Revenue Bonds (Liquidity Agreement; JPMorgan Chase Bank NA) Ser. 221), Trust Maturity Date 7/15/2028	0.09	12/7/2021	2,020,000	[a,b,c]	2,020,000
Tender Option Bond Trust Receipts (Series 2020-ZF0986), (Port Authority of New York & New Jersey, Revenue Bonds (Liquidity Agreement; JPMorgan Chase Bank NA) Ser. 221), Trust Maturity Date 7/15/2028	0.09	12/7/2021	2,075,000	[a,b,c]	2,075,000

STATEMENT OF INVESTMENTS (continued)

Short-Term Investments - 99.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 10.2% (continued)
Tender Option Bond Trust Receipts (Series 2020-ZF0996), (Port Authority of New York & New Jersey, Revenue Bonds (Liquidity Agreement; JPMorgan Chase Bank NA)), Trust Maturity Date 7/15/2028	0.09	12/7/2021	3,685,000	[a,b,c]	3,685,000
The Erie County Industrial Development Agency, Revenue Bonds (Canisius High School) (LOC; M&T Bank)	0.15	12/7/2021	3,000,000	[a]	3,000,000
Tompkins County Industrial Development Agency, Revenue Bonds (LOC; M&T Bank) Ser. A	0.15	12/7/2021	4,000,000	[a]	4,000,000
West Genesee Central School District, RAN (Insured; State Aid Withholding)	1.00	12/29/2021	2,000,000		2,001,251
				82,597,257
North Dakota - .9%
North Dakota Housing Finance Agency, Revenue Bonds, Refunding, Ser. B	0.07	12/7/2021	3,800,000	[a]	3,800,000
Tender Option Bond Trust Receipts (Series 2016-XG0336), (University of North Dakota Cops, COP (Insured; Assured Guaranty Municipal Corp.) (LOC; Toronto Dominion Bank) Ser. A), Trust Maturity Date 6/1/2061	0.09	12/7/2021	3,200,000	[a,b,c]	3,200,000
				7,000,000
Ohio - .7%
Tender Option Bond Trust Receipts (Series 2018-XG0206), (Cuyahoga County, COP (Convention Hotel Project) (Liquidity Agreement; Bank of America)), Trust Maturity Date 12/1/2044	0.15	12/7/2021	4,000,000	[a,b,c]	4,000,000
Tender Option Bond Trust Receipts (Series 2021-XF2927), (Dayton Montgomery County Ohio Port Authority, Revenue Bonds (LOC; Mizuho Capital Markets) Ser. A), Trust Maturity Date 12/15/2040	0.18	12/7/2021	1,560,000	[a,b,c]	1,560,000
				5,560,000
Pennsylvania - 1.6%
Telford Industrial Development Authority, Revenue Bonds (Ridgetop Project) (LOC; Bank of America NA)	0.16	12/7/2021	295,000	[a]	295,000

Short-Term Investments - 99.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Pennsylvania - 1.6% (continued)
Tender Option Bond Trust Receipts (Series 2018-XL0061), (Berks County Industrial Development Authority, Revenue Bonds, Refunding (Tower Health Project) (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC)), Trust Maturity Date 11/1/2025	0.13	12/7/2021	4,490,000	[a,b,c]	4,490,000
Tender Option Bond Trust Receipts (Series 2020-XF0969), (Geisinger Authority Health System, Revenue Bonds (Liquidity Agreement; Royal Bank of Canada) Ser. A), Trust Maturity Date 4/1/2028	0.12	12/7/2021	3,500,000	[a,b,c]	3,500,000
Tender Option Bond Trust Receipts (Series 2020-XX1134), (Pennsylvania Turnpike Commission, Revenue Bonds (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC) Ser. A), Trust Maturity Date 12/1/2049	0.09	12/7/2021	4,500,000	[a,b,c]	4,500,000
				12,785,000
South Carolina - 5.5%
South Carolina Jobs-Economic Development Authority, Revenue Bonds (South Atlantic Canners Project) (LOC; Wells Fargo Bank NA)	0.09	12/2/2021	3,000,000	[a]	3,000,000
South Carolina Jobs-Economic Development Authority, Revenue Bonds (YMCA Beaufort County Project) (LOC; Truist Bank)	0.14	12/7/2021	2,095,000	[a]	2,095,000
Tender Option Bond Trust Receipts (Series 2017-XF2425), (South Carolina Public Service Authority, Revenue Bonds, Refunding (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC)) , Trust Maturity Date 12/1/2056	0.09	12/7/2021	32,345,000	[a,b,c]	32,345,000
Tender Option Bond Trust Receipts (Series 2017-XG0149), (South Carolina Public Service Authority, Revenue Bonds, Refunding (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC)) , Trust Maturity Date 12/1/2050	0.09	12/7/2021	5,000,000	[a,b,c]	5,000,000

STATEMENT OF INVESTMENTS (continued)

Short-Term Investments - 99.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
South Carolina - 5.5% (continued)
Tender Option Bond Trust Receipts (Series 2019-BAML5004), (South Carolina Jobs & Economy Development Authority, Revenue Bonds (Liquidity Agreement; Bank of America NA & LOC; Bank of America NA)), Trust Maturity Date 8/1/2042	0.09	12/7/2021	2,000,000	[a,b,c]	2,000,000
				44,440,000
Tennessee - 3.5%
Knox County Health Educational & Housing Facility Board, Revenue Bonds (Johnson Bible Collateral Project) (LOC; Home Federal Bank of TN)	0.07	12/7/2021	4,770,000	[a]	4,770,000
Metropolitan Government Nashville & Davidson County, CP, Ser. 2021	0.11	1/6/2022	4,300,000		4,300,000
Tender Option Bond Trust Receipts (Series 2020-YX1139), (Metropolitan Nashville Subordinate Airport Authority, Revenue Bonds (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC)), Trust Maturity Date 7/1/2044	0.10	12/7/2021	3,800,000	[a,b,c]	3,800,000
Tennessee, CP, Ser. 00A	0.10	12/14/2021	5,500,000		5,500,000
The Blount County Tennessee Public Building Authority, Revenue Bonds (Insured; County Guaranteed) Ser. C-1A	0.14	12/7/2021	1,235,000	[a]	1,235,000
The Blount County Tennessee Public Building Authority, Revenue Bonds (Insured; County Guaranteed) Ser. C-3A	0.14	12/7/2021	2,500,000	[a]	2,500,000
The Sevier County Public Building Authority, Revenue Bonds (Insured; County Guaranteed) Ser. 6-A1	0.14	12/7/2021	1,180,000	[a]	1,180,000
The Sevier County Public Building Authority, Revenue Bonds (LOC; Truist Bank) Ser. V-B1	0.14	12/7/2021	1,000,000	[a]	1,000,000
The Sevier County Public Building Authority, Revenue Bonds, Refunding (LOC; Bank of America NA) Ser. V-D1	0.06	12/7/2021	3,900,000	[a]	3,900,000
				28,185,000
Texas - 18.2%
El Paso, CP, Ser. A	0.08	12/7/2021	5,000,000		5,000,000

Short-Term Investments - 99.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Texas - 18.2% (continued)
Gulf Coast Authority, Revenue Bonds (ExxonMobil Project) Ser. A	0.04	12/1/2021	1,500,000	[a]	1,500,000
Gulf Coast Authority, Revenue Bonds (ExxonMobil Project) Ser. B	0.04	12/1/2021	4,945,000	[a]	4,945,000
Harris County, CP, Ser. D	0.09	12/17/2021	9,700,000		9,700,000
Harris County, CP, Ser. J1	0.13	1/19/2022	2,900,000		2,900,000
Harris County Metropolitan Transportation Authority, CP, Ser. A1	0.13	1/25/2022	2,900,000		2,900,000
Harris County Metropolitan Transportation Authority, CP, Ser. A3	0.13	1/25/2022	5,000,000		5,000,000
Houston, CP, Ser. E2	0.20	1/20/2022	4,000,000		4,000,000
Katy Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. D	5.00	2/15/2022	4,950,000		4,990,986
Lower Neches Valley Authority Industrial Development Corp., Revenue Bonds (ExxonMobil) Ser. B3	0.04	12/1/2021	5,835,000	[a]	5,835,000
Lower Neches Valley Authority Industrial Development Corp., Revenue Bonds, Refunding, Ser. B2	0.04	12/1/2021	10,645,000	[a]	10,645,000
Lubbock Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	0.15	12/7/2021	10,340,000	[a]	10,340,000
Lubbock Independent School District, GO (Insured; Permanent School Fund Guarantee Program) (SPA; Wells Fargo Bank NA) Ser. A	0.15	12/7/2021	15,560,000	[a]	15,560,000
North East Independent School District, CP, Ser. A	0.10	12/16/2021	4,000,000		4,000,000
North East Independent School District, CP, Ser. A	0.12	12/16/2021	4,500,000		4,500,000
Port of Port Arthur Navigation District, Revenue Bonds, Ser. B	0.10	12/7/2021	10,000,000	[a]	10,000,000
Red River Education Finance Corp., Revenue Bonds (Texas Christian University Project) (SPA; Northern Trust Co.)	0.04	12/7/2021	300,000	[a]	300,000
San Antonio Texas Water System, CP, Ser. A1	0.14	1/19/2022	2,500,000		2,500,000
Texas, GO	0.06	12/7/2021	16,700,000	[a]	16,700,000

STATEMENT OF INVESTMENTS (continued)

Short-Term Investments - 99.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Texas - 18.2% (continued)
Texas, GO, Ser. D	0.09	12/7/2021	18,500,000	[a]	18,500,000
Texas Department of Housing & Community Affairs, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. A	0.07	12/7/2021	7,585,000	[a]	7,585,000
				147,400,986
Utah - .6%
Utah Water Finance Agency, Revenue Bonds, Refunding, Ser. B1	0.07	12/7/2021	4,800,000	[a]	4,800,000
Vermont - .8%
Vermont Housing Finance Agency, Revenue Bonds (Insured; GNMA/FNMA/FHLMC) Ser. A	0.06	12/7/2021	4,695,000	[a]	4,695,000
Vermont Housing Finance Agency, Revenue Bonds, Refunding (SPA; TD Bank NA) Ser. A	0.08	12/7/2021	1,900,000	[a]	1,900,000
				6,595,000
Virginia - 1.2%
Hampton Roads Sanitation District, Revenue Bonds, Refunding, Ser. B	0.05	12/7/2021	5,280,000	[a]	5,280,000
Lynchburg Industrial Development Authority, Revenue Bonds (Aerofin Corp. Project) (LOC; PNC Bank NA)	0.09	12/7/2021	2,075,000	[a]	2,075,000
Tender Option Bond Trust Receipts (Series 2019-ZF0800), (Virginia Housing Development Authority, Revenue Bonds, Refunding (Liquidity Agreement; JP Morgan Chase Bank NA)), Trust Maturity Date 8/1/2025	0.09	12/7/2021	2,280,000	[a,b,c]	2,280,000
				9,635,000
Washington - 5.9%
Port of Seattle , CP	0.10	12/2/2021	4,000,000		4,000,000
Tender Option Bond Trust Receipts (Series 2018-XF2630), (Port of Seattle, Revenue Bonds (Liquidity Agreement; Credit Suisse AG)), Trust Maturity Date 5/1/2025	0.10	12/7/2021	8,780,000	[a,b,c]	8,780,000
Tender Option Bond Trust Receipts (Series 2018-XM0681), (Washington Convention Public Facilities District, Revenue Bonds (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC)), Trust Maturity Date 7/1/2048	0.09	12/7/2021	23,835,000	[a,b,c]	23,835,000

Short-Term Investments - 99.4% (continued)	Coupon Rate (%)	Maturity Rate	Principal Amount ($)		Value ($)
Washington - 5.9% (continued)
Tender Option Bond Trust Receipts (Series 2020-XG0287), (Washington Convention Center Public Facilities, Revenue Bonds (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC)), Trust Maturity Date 7/1/2058	0.09	12/7/2021	4,185,000	[a,b,c]	4,185,000
Tender Option Bond Trust Receipts (Series 2020-XG0296), (Washington Convention Center Public Facilities District, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC)) , Trust Maturity Date 7/1/2058	0.09	12/7/2021	3,285,000	[a,b,c]	3,285,000
Tender Option Bond Trust Receipts (Series 2020-XM0875), (Port of Seattle, Revenue Bonds (Liquidity Agreement; JPMorgan Chase Bank NA), Trust Maturity Date 4/1/2027	0.11	12/7/2021	3,750,000	[a,b,c]	3,750,000
				47,835,000
Wisconsin - 2.8%
Kiel, Revenue Bonds (Polar Ware Company Project) (LOC; Wells Fargo Bank NA)	0.27	12/7/2021	920,000	[a]	920,000
Milwaukee Redevelopment Authority, Revenue Bonds (Fred Usinger Project) (LOC; BMO Harris Bank NA)	0.36	12/7/2021	295,000	[a]	295,000
Tender Option Bond Trust Receipts (Series 2018-XF0609), (Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Marshfield Clinic Health System) (Liquidity Agreement; JPMorgan Chase Bank NA & LOC; JPMorgan Chase Bank NA)), Trust Maturity Date 2/15/2024	0.08	12/7/2021	7,490,000	[a,b,c]	7,490,000
Tender Option Bond Trust Receipts (Series 2020-XF2898), (Wisconsin Public Finance Authority Education, Revenue Bonds (Liquidity Agreement; Mizuho Capital Markets LLC & LOC; Mizuho Capital Market LLC) Ser. A), Trust Maturity Date 12/15/2039	0.25	12/7/2021	8,360,000	[a,b,c]	8,360,000

STATEMENT OF INVESTMENTS (continued)

Short-Term Investments - 99.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Wisconsin - 2.8% (continued)
Tender Option Bond Trust Receipts (Series 2020-XF2900), (Wisconsin Public Finance Authority Education, Revenue Bonds (Liquidity Agreement; Mizuho Capital Markets LLC & LOC; Mizuho Capital Market LLC) Ser. A), Trust Maturity Date 6/30/2032	0.25	12/7/2021	1,985,000	[a,b,c] 1,985,000
Tender Option Bond Trust Receipts (Series 2021-XF2933), (Wisconsin Public Finance Authority Education, Revenue Bonds (Liquidity Agreement; Mizuho Capital Markets LLC) Ser. A), Trust Maturity Date 12/15/2040	0.18	12/7/2021	1,645,000	[a,b,c] 1,645,000
Wood County, NAN	0.75	3/7/2022	2,000,000	2,000,190
			22,695,190
Total Investments (cost $803,583,626)			99.4%	803,583,626
Cash and Receivables (Net)			0.6%	4,503,340
Net Assets			100.0%	808,086,966

a The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2021, these securities amounted to $337,155,000 or 41.72% of net assets.

c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates). These securities are not an underlying piece for any of the Adviser long-term Inverse floater securities.

Portfolio Summary (Unaudited) †	Value (%)
Development	19.8
General	9.7
General Obligation	9.1
Transportation	8.9
Power	8.5
Multifamily Housing	7.9
Medical	6.0
Education	5.4
Facilities	5.2
School District	4.6
Airport	4.4
Water	3.0
Single Family Housing	2.9
Nursing Homes	1.6
Housing	1.2
Pollution	.5
Utilities	.5
Student Loan	.2
99.4

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	BSBY	Bloomberg Short-Term Bank Yield Index
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EFFR	Effective Federal Funds Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
IDC	Industrial Development Corporation	LIBOR	London Interbank Offered Rate
LOC	Letter of Credit	LR	Lease Revenue
NAN	Note Anticipation Notes	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
OBFR	Overnight Bank Funding Rate	PILOT	Payment in Lieu of Taxes
PRIME	Prime Lending Rate	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RIB	Residual Interest Bonds	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Notes	TRAN	Tax and Revenue Anticipation Notes
U.S. T-Bill	U.S. Treasury Bill Money Market Yield	XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2021

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	803,583,626	803,583,626
Cash		4,859,917
Receivable for investment securities sold		6,040,058
Interest receivable		214,743
Receivable for shares of Common Stock subscribed		55,209
Prepaid expenses		44,654
		814,798,207
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)		44,112
Payable for investment securities purchased		6,579,151
Directors’ fees and expenses payable		14,325
Payable for shares of Common Stock redeemed		12,004
Other accrued expenses		61,649
		6,711,241
Net Assets ($)		808,086,966
Composition of Net Assets ($):
Paid-in capital		807,999,695
Total distributable earnings (loss)		87,271
Net Assets ($)		808,086,966

Net Asset Value Per Share	Wealth Shares	Service Shares	Premier Shares
Net Assets ($)	456,453,273	346,028,678	5,605,015
Shares Outstanding	456,395,186	345,982,045	5,604,182
Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended November 30, 2021

Investment Income ($):
Interest Income	987,858
Expenses:
Management fee—Note 2(a)	1,962,198
Shareholder servicing costs—Note 1 and Note 2(c)	1,909,506
Administrative service fees—Note 2(c)	1,569,589
Distribution and prospectus fees—Note 2(b)	119,189
Professional fees	104,290
Registration fees	103,444
Directors’ fees and expenses—Note 2(d)	69,770
Custodian fees—Note 2(c)	39,241
Prospectus and shareholders’ reports	30,942
Chief Compliance Officer fees—Note 2(c)	14,028
Miscellaneous	36,160
Total Expenses	5,958,357
Less—reduction in expenses due to undertaking—Note 2(a)	(5,048,027)
Less—reduction in fees due to earnings credits—Note 2(c)	(1,878)
Net Expenses	908,452
Investment Income—Net	79,406
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	277,846
Net Increase in Net Assets Resulting from Operations	357,252

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,
	2021[a,b]	2020[c]
Operations ($):
Investment income—net	79,406	2,007,601
Net realized gain (loss) on investments	277,846	63,137
Net Increase (Decrease) in Net Assets Resulting from Operations	357,252	2,070,738
Distributions ($):
Distributions to shareholders:
Wealth Shares	(44,408)	(1,505,091)
Service Shares	(34,475)	(502,510)
Premier Shares	(523)	-
Total Distributions	(79,406)	(2,007,601)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Wealth Shares	899,672,596	1,131,711,336
Service Shares	780,693,183	770,338,532
Premier Shares	21,836,674	40,000
Distributions reinvested:
Wealth Shares	42,735	1,461,366
Service Shares	33,907	497,303
Premier Shares	509	-
Cost of shares redeemed:
Wealth Shares	(861,534,653)	(1,071,432,971)
Service Shares	(776,722,567)	(633,793,100)
Premier Shares	(16,273,001)	-
Increase (Decrease) in Net Assets from Capital Stock Transactions	47,749,383	198,822,466
Total Increase (Decrease) in Net Assets	48,027,229	198,885,603
Net Assets ($):
Beginning of Period	760,059,737	561,174,134
End of Period	808,086,966	760,059,737

[a]

During the period ended November 30, 2021, 35,101,519 Service shares representing $35,101,825 were exchanged for 35,101,825 Wealth shares and 12,885 Wealth shares representing $12,885 were exchanged for 12,885 Premier shares.

[b]	Effective February 1, 2021, the fund Class A and Class B shares were renamed Wealth and Service shares, respectively.
[c]	On November 23, 2020, the fund commenced offering Premier Shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

	Year Ended November 30,
Wealth Shares	2021[a]	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[b]	.004	.010	.008	.003
Distributions:
Dividends from investment income—net	(.000)[b]	(.004)	(.010)	(.008)	(.003)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01	.37	.97	.83	.25
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.52	.59	.61	.61	.64
Ratio of net expenses to average net assets	.11	.37	.61	.61	.63
Ratio of net investment income to average net assets	.01	.35	.95	.82	.23
Net Assets, end of period ($ x 1,000)	456,453	418,125	356,361	276,267	309,031

a Effective February 1, 2021, the fund Class A shares were renamed Wealth shares.

b Amount represents less than $.001 per share.

See notes to financial statements.

	Year Ended November 30,
Service Shares	2021[a]	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[b]	.002	.005	.004	.000[b]
Distributions:
Dividends from investment income—net	(.000)[b]	(.002)	(.005)	(.004)	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01	.21	.52	.39	.03
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.05	1.05	1.06	1.06	1.07
Ratio of net expenses to average net assets	.12	.51	1.06	1.06	.85
Ratio of net investment income to average net assets	.01	.20	.54	.37	.01
Net Assets, end of period ($ x 1,000)	346,029	341,895	204,813	298,974	389,134

a Effective February 1, 2021, the fund Class B shares were renamed Service shares.

b Amount represents less than $.001 per share.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended November 30,
Premier Shares	2021	2020[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00
Investment Operations:
Investment income—net[b]	.000	.000
Distributions:
Dividends from investment income—net[b]	(.000)	(.000)
Net asset value, end of period	1.00	1.00
Total Return (%)[c]	.01	.00[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.27	.56[e]
Ratio of net expenses to average net assets	.11	.20[e]
Ratio of net investment income to average net assets	.01	.03[e]
Net Assets, end of period ($ x 1,000)	5,605	40

a From November 23, 2020 (commencement of initial offering) to November 30, 2020.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .00%.

e Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus National Municipal Money Market Fund (the “fund”) is the sole series of General Municipal Money Market Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity. The fund is managed by Dreyfus Cash Investment Strategies, a division of BNY Mellon Investment Adviser, Inc. (the “Adviser”), the fund’s investment adviser and a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).

Effective on February 1, 2021 (the “Effective Date”), the fund was renamed “Dreyfus National Municipal Money Market Fund”. As of the Effective Date, the fund Class A shares and Class B shares were renamed “Wealth shares” and “Service shares”, respectively.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue 21.5 billion shares of $.001 par value Common Stock in each of the following classes of shares: Wealth shares (15 billion shares authorized), Service shares (5.5 billion shares authorized) and Premier shares (1 billion shares authorized). Wealth, Service and Premier shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Wealth, Service and Premier shares are subject to Shareholder Services Plans. Service shares is subject to Administrative Services Plan. In addition, Service shares was charged directly for sub-accounting services provided by Service Agents (securities dealers, financial institutions or other industry professionals) at an annual rate of .05% of the value of the average daily net assets of Service shares. During the period ended November 30, 2021, sub-accounting service fees amounted to $29,616 for Service shares and are included in Shareholder servicing costs in the Statement of Operations. Effective February 1, 2021 the fund’s sub-accounting/omnibus account plan with respect to Services shares had been terminated. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as a “retail money market fund” as that term is defined in Rule 2a-7 under the Act (a “Retail Fund”). It is the fund’s policy to

NOTES TO FINANCIAL STATEMENTS (continued)

maintain a constant net asset value (“NAV”) per share of $1.00, and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00. As a Retail Fund, the fund may, or in certain circumstances, must impose a fee upon the sale of shares or may temporarily suspend redemptions if the fund’s weekly liquid assets fall below required minimums because of market conditions or other factors.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Company’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly.

GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Short-Term Investments	-	803,583,626	-	803,583,626

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

(c) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the

NOTES TO FINANCIAL STATEMENTS (continued)

investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2021, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2021, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended November 30, 2021 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At November 30, 2021, the components of total distributable earnings (loss) on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended November 30, 2021 and November 30, 2020 were as follows: tax exempt income $79,406 and $2,007,601, respectively.

During the period ended November 30, 2021, as a result of permanent book to tax differences, primarily due to the tax treatment for treating a portion of the proceeds from redemptions as a distribution for tax purposes, the fund decreased total distributable earnings (loss) by $190,575 and increased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At November 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(f) New accounting pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), and in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 and ASU 2021-01 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of ..20% of the value of the fund’s average daily net assets and is payable monthly. Effective on February 1, 2021, the management agreement between the fund and the Adviser was amended to reflect a reduction in the management fee payable by the fund to the Adviser from an annual rate of .50% to an annual rate of .20% of the value of the fund’s average daily net assets. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commissions and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Adviser, or the Adviser will bear, such excess expense. During the period ended November 30, 2021, there was no reduction in expenses pursuant to the Agreement.

The Adviser had contractually agreed, from December 1, 2020 through January 31, 2021, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of the fund’s Premier shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) did not exceed .60%. of the value of the Premier shares average daily net assets. The Adviser has contractually agreed, from February 1, 2021 through March 31, 2022, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of the fund’s Premier shares (excluding expenses described above) do not exceed .45%. of the value of the Premier shares average daily net assets. On or after March 31, 2022, the Adviser may terminate this expense limitation at any time. During the period ended November 30, 2021, there was no reduction in expense pursuant to the undertaking.

The Adviser has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $5,048,027 during the period ended November 30, 2021.

(b) Under the Distribution Plan with respect to Service shares, had adopted pursuant to Rule 12b-1 under the Act, Service shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Service shares. In addition, Service shares had reimbursed the Distributor for payments made to third parties for distributing its shares at an annual rate not to exceed .20% of the value of its average daily net assets. During the period ended November 30, 2021, Service shares were charged $119,189 pursuant to the Distribution Plan. Effective February 1, 2021, the fund’s Rule 12b-1 Distribution Plan with respect to Service shares had been terminated.

(c) Under the Reimbursement Shareholder Services Plan with respect to Wealth and Premier shares (the “Reimbursement Shareholder Services Plan”), Wealth had reimbursed the Distributor at an amount not to exceed an annual rate of .25% and Premier shares reimburse the Distributor at an amount not to exceed an annual rate of .05% of the value of the average daily net assets of their shares for certain allocated expenses of providing certain services to the holders of Wealth and Premier shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2021, Wealth and Premier shares were charged $28,029 and $0, respectively, pursuant to the Reimbursement Shareholder Services Plan. Effective February 1, 2021, the Wealth shares Reimbursement Shareholder Service Plan has been terminated and replaced with a Compensation Shareholder Services Plan pursuant to which the fund will pay the fund’s distributor for the provision of such services at an annual rate of .25% of the average daily net assets attributable to the respective fund’s Wealth shares.

The Adviser and the Distributor have undertaken that if, in any fiscal year of the fund, the “total charges against net assets to provide for sales related expenses and/or service fee” (calculated as provided for in FINRA Rule 2341 Section (d)) exceed ..25% of the value of the Wealth shares average net assets for such fiscal year, the Wealth shares may deduct from the payments to be made to the Distributor, or the Adviser will bear, such excess expense. During the period ended November 30, 2021, there was no reduction in expenses pursuant to the undertaking.

Effective February 1, 2021, the fund adopted Compensation Shareholder Services Plan with respect to Wealth shares. Under the Compensation Shareholder Services Plans with respect to Wealth and Service shares (the “Compensation Shareholder Services Plans”), Wealth and Service shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder

NOTES TO FINANCIAL STATEMENTS (continued)

accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2021, Wealth and Service shares were charged $942,670 and $861,529, respectively, pursuant to each of their respective Compensation Shareholder Services Plans.

Effective February 1, 2021, the fund has adopted an Administrative Services Plan with respect to Service shares, pursuant to which the fund may pay the Distributor or the provision of certain recordkeeping and other related services (which are not services for which a “service fee” as defined under the Conduct Rules of FINRA is intended to compensate). Pursuant to the Administrative Services Plan, the fund will pay the Distributor a fee at the annual rate of at an annual rate of .55% of the value of their average daily net assets attributable to the fund’s Service shares for the provision of such services, which include, at a minimum: mailing periodic reports, prospectuses and other fund communications to beneficial owners; client onboarding; anti-money laundering and related regulatory oversight; manual transaction processing; transmitting wires; withholding on dividends and distributions as may be required by state or Federal authorities from time to time; receiving, tabulating, and transmitting proxies executed by beneficial owners; fund statistical reporting; technical support; business continuity support; and blue sky support. During the period ended November 30, 2021, Service shares were charged $1,569,589, pursuant to the Administrative Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as shareholder servicing costs and includes custody net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2021, the fund was charged $40,314 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2021, the fund was charged $39,241 pursuant to the custody agreement. These fees were partially offset by earnings credits of $1,878.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended November 30, 2021, the fund was charged $2,585 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended November 30, 2021, the fund was charged $14,028 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $137,390, Administration Services Plan fees of $160,318, Shareholder Services Plans fees of $170,289, custodian fees of 8,560, Chief Compliance Officer fees of $5,897 and transfer agency fees of $7,071, which are offset against an expense reimbursement currently in effect in the amount of $445,413.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Directors and/or common officers, complies with Rule 17a-7 under the Act. During the period ended November 30, 2021, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $891,711,590 and $533,335,000 respectively.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of Dreyfus National Municipal Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Dreyfus National Municipal Money Market Fund (the “Fund”) (the sole fund constituting General Municipal Money Market Funds, Inc.), including the statement of investments, as of November 30, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (the sole fund constituting General Municipal Money Market Funds, Inc.) at November 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2021, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.

New York, New York
January 24, 2022

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended November 30, 2021 as “exempt-interest dividends” (not generally subject to regular federal income tax). Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s exempt-interest dividends paid for the 2021 calendar year on Form 1099-DIV, which will be mailed in early 2022.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on August 18, 2021, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Wealth shares with the performance of a group of retail no-load tax-exempt money market funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail tax-exempt money market funds (the “Performance Universe”), all for various periods ended June 30, 2021, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all retail no-load tax-exempt money market funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Performance Group and Performance

Universe comparisons were provided based on both “gross” (i.e., without including fees and expenses) and “net” (i.e., including fees and expenses) total returns. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s gross total return performance was at or above the Performance Group and Performance Universe medians for all periods, except the five-year period when it was within one basis point of the Performance Group median. The Board also considered that the fund’s net total return performance was at the Performance Group and Performance Universe medians for the one-year period and below the Performance Group and Performance Universe medians for all other periods, although ranking in the third quartile of the Performance Universe in such periods.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year which included reductions for a fee waiver arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and the Expense Universe median actual management fee and the fund’s total expenses were higher than the Expense Group and the Expense Universe median total expenses.

Representatives of the Adviser stated that, for the past fiscal year, the Adviser had waived receipt of a portion of its management fee and/or reimbursed certain fund expenses pursuant to voluntary undertakings by the Adviser in effect during the period. These undertakings are voluntary, not contractual, and may be terminated by the Adviser at any time.

Representatives of the Adviser stated that, for the past fiscal year, the Adviser had waived receipt of a portion of its management fee and/or reimbursed certain fund expenses pursuant to voluntary undertakings by the Adviser in effect during the period. These undertakings are voluntary, not contractual, and may be terminated by the Adviser at any time. In addition, representatives of the Adviser stated that the Adviser has contractually agreed, until March 31, 2022, to waive receipt of its fee and/or assume

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

the direct expenses of the fund so that the direct expenses of the fund’s Premier shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.45% of the fund’s average daily net assets.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by the one fund advised or administered by the Adviser that is in the same Lipper category as the fund (the “Similar Fund”), and explained the nature of the Similar Fund. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Fund to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser that are considered to have similar investment strategies and policies as the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangements and their effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board was satisfied with the fund’s gross total return performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

BOARD MEMBERS INFORMATION (Unaudited)
IIndependent Board Members

Joseph S. DiMartino (78)
Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Director or Trustee of funds in the BNY Mellon Family of Funds and certain other entities (as described in the fund’s Statement of Additional Information) (1995-Present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ, Inc., a public company providing professional business services, products and solutions, Director (1997-Present)

No. of Portfolios for which Board Member Serves: 97

———————

Francine J. Bovich (70)
Board Member (2012)

Principal Occupation During Past 5 Years:

• The Bradley Trusts, private trust funds, Trustee (2011-Present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., a real estate investment trust, Director (2014-Present)

No. of Portfolios for which Board Member Serves: 55

———————

Peggy C. Davis (78)
Board Member (1990)

Principal Occupation During Past 5 Years:

• Shad Professor of Law, New York University School of Law (1983-present)

No. of Portfolios for which Board Member Serves: 34

———————

Nathan Leventhal (78)
Board Member (1989)

Principal Occupation During Past 5 Years:

• Lincoln Center for the Performing Arts, President Emeritus (2001-Present)

• Palm Beach Opera, President (2016-Present)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., a public company that designs, markets and distributes watches, Director (2003-2020)

No. of Portfolios for which Board Member Serves: 33

———————

Robin A. Melvin (58)
Board Member (2012)

Principal Occupation During Past 5 Years:

• Westover School, a private girls’ boarding school in Middlebury, Connecticut, Trustee (2019-Present)

• Mentor Illinois, a non-profit organization dedicated to increasing the quality of mentoring services in Illinois, Co-Chair (2014–2020); Board Member, Mentor Illinois (2013-2020)

• JDRF, a non-profit juvenile diabetes research foundation, Board Member (June 2021-Present)

Other Public Company Board Memberships During Past 5 Years:

• HPS Corporate Lending Fund, a closed-end management investment company regulated as a business development company, Trustee (August 2021-Present)

No. of Portfolios for which Board Member Serves: 75

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street, New York, New York 10286. Additional information about the Board Member is available in the fund’s Statement of Additional Information which can be obtained from the Adviser free of charge by calling this toll free number: 1-800-373-9387.

Clifford L. Alexander, Jr., Emeritus Board Member
Diane Dunst, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

DAVID DIPETRILLO, President since January 2021.

Vice President and Director of the Adviser since February 2021; Head of North America Product, BNY Mellon Investment Management since January 2018; Director of Product Strategy, BNY Mellon Investment Management from January 2016 to December 2017. He is an officer of 57 investment companies (comprised of 107 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 43 years old and has been an employee of BNY Mellon since 2005.

JAMES WINDELS, Treasurer since November 2001.

Vice President of the Adviser since September 2020; Director–BNY Mellon Fund Administration, and an officer of 58 investment companies (comprised of 129 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 63 years old and has been an employee of the Adviser since April 1985.

PETER M. SULLIVAN, Chief Legal Officer since July 2021 and Vice President and Assistant Secretary since March 2019.

Chief Legal Officer of the Adviser since July 2021; Associate General Counsel of BNY Mellon since July 2021; Senior Managing Counsel of BNY Mellon from December 2020 to July 2021; Managing Counsel of BNY Mellon from March 2009 to December 2020, and an officer of 58 investment companies (comprised of 129 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 53 years old and has been an employee of BNY Mellon since April 2004.

JAMES BITETTO, Vice President since August 2005 and Secretary since February 2018.

Senior Managing Counsel of BNY Mellon since December 2019; Managing Counsel of BNY Mellon from April 2014 to December 2019; Secretary of the Adviser, and an officer of 58 investment companies (comprised of 129 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 55 years old and has been an employee of the Adviser since December 1996.

DEIRDRE CUNNANE, Vice President and Assistant Secretary since March 2019.

Counsel of BNY Mellon since August 2018; Senior Regulatory Specialist at BNY Mellon Investment Management Services from February 2016 to August 2018. She is an officer of 58 investment companies (comprised of 129 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 31 years old and has been an employee of the Adviser since August 2018.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Vice President since February 2020 of BNY Mellon ETF Investment Adviser; LLC; Senior Managing Counsel of BNY Mellon since September 2021; Managing Counsel from December 2017 to September 2021; Senior Counsel of BNY Mellon from March 2013 to December 2017. She is an officer of 58 investment companies (comprised of 129 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 46 years old and has been an employee of the Adviser since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 58 investment companies (comprised of 129 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 56 years old and has been an employee of the Adviser since October 1990.

AMANDA QUINN, Vice President and Assistant Secretary since March 2020.

Counsel of BNY Mellon since June 2019; Regulatory Administration Manager at BNY Mellon Investment Management Services from September 2018 to May 2019; Senior Regulatory Specialist at BNY Mellon Investment Management Services from April 2015 to August 2018. She is an officer of 58 investment companies (comprised of 129 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 36 years old and has been an employee of the Adviser since June 2019.

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Chief Compliance Officer since August 2021 and Vice President since February 2020 of BNY Mellon ETF Investment Adviser, LLC; Chief Compliance Officer since August 2021 and Vice President and Assistant Secretary since February 2020 of BNY Mellon ETF Trust; Managing Counsel from December 2019 to August 2021 of BNY Mellon; Counsel from May 2016 to December 2019 of BNY Mellon; Assistant Secretary of the Adviser from April 2018 to August 2021. She is an officer of 57 investment companies (comprised of 128 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 36 years old and has been an employee of BNY Mellon since May 2016.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager–BNY Mellon Fund Administration, and an officer of 58 investment companies (comprised of 129 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 53 years old and has been an employee of the Adviser since April 1991.

ROBERT SALVIOLO, Assistant Treasurer since May 2007.

Senior Accounting Manager–BNY Mellon Fund Administration, and an officer of 58 investment companies (comprised of 129 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 54 years old and has been an employee of the Adviser since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager–BNY Mellon Fund Administration, and an officer of 58 investment companies (comprised of 129 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 54 years old and has been an employee of the Adviser since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust since 2004; Chief Compliance Officer of the Adviser from 2004 until June 2021. He is an officer of 57 investment companies (comprised of 119 portfolios) managed by the Adviser. He is 64 years old.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust. She is an officer of 50 investment companies (comprised of 121 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 53 years old and has been an employee of the Distributor since 1997.

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For More Information

Dreyfus National Municipal Money Market Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: GTMXX Class B: GBMXX Premier Shares: GMHXX

Telephone Call your representative or 1-800-373-9387

Mail BNY Mellon Family of Funds to: BNY Mellon Institutional Services, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to instserv@bnymellon.com

Internet Access Dreyfus Money Market Funds at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website for a period of five months. The fund files a monthly schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-MFP. The fund’s Forms N-MFP are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2022 BNY Mellon Securities Corporation 0918AR1121

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $34,853 in 2020 and $34,853 in 2021.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $7,066 in 2020 and $7,080 in 2021. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2020 and $0 in 2021.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,104 in 2020 and $3,342 in 2021. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2020 and $3,158 in 2021.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2020 and $1,327 in 2021. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2020 and $0 in 2021.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,174,149 in 2020 and $2,747,329 in 2021.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

       Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Municipal Money Market Funds, Inc.

By: /s/ David DiPetrillo

        David DiPetrillo

        President (Principal Executive Officer)

Date: January 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David DiPetrillo

        David DiPetrillo

        President (Principal Executive Officer)

Date: January 21, 2022

By: /s/ James Windels

        James Windels

       Treasurer (Principal Financial Officer)

Date: January 21, 2022

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)